Stewart Investors Worldwide Leaders Sustainability Fund

Class Y	WWLSX
A series of Advisors Series Trust (the “Trust”)

Supplement dated November 15, 2024 to the
Prospectus and Statement of Additional Information (“SAI”) dated February 28, 2024

First Sentier Investors (US) LLC, the investment adviser to Stewart Investors Worldwide Leaders Sustainability Fund (the “Fund”), has decided that it no longer plans to launch the Fund. The Trust notes that no securities of the Fund have ever been sold.

Please retain this Supplement with your Prospectus and SAI